Note 33 (Tables)	6 Months Ended
Jun. 30, 2023
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the condensed consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method, as per the breakdown below:

Dividend income (Millions of Euros)
	June 2023	June 2022
Non-trading financial assets mandatorily at fair value through profit or loss	10	13
Financial assets at fair value through other comprehensive income	63	63
Total	73	76